Financial Instruments - Fair Value of the Commodity Risk Management Assets and Liabilities by Classification Level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ 5	$ (7)	$ 4
Losses recognized in other comprehensive loss	(23)	75	126
Total (losses) gains included in earnings before income taxes	270	51	(694)
Level III | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(153)	(147)	(782)
Market price changes	23	525
Change in foreign exchange rates	(10)	16
Transfers out of Level III(2)	0	205
Level III | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	3	0
Level III | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(49)	(129)
Level III | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	27	18
Level III | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	0	(114)
Total (losses) gains included in earnings before income taxes	(32)	(237)
Unrealized (losses) gains included in earnings before income taxes relating to net assets (liabilities) held at year end	(9)	288
Level III | Hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	0	0	(347)
Market price changes	0	256
Change in foreign exchange rates	0	9
Transfers out of Level III(2)	0	205
Level III | Hedge | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	(123)
Level III | Hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	0	(114)
Total (losses) gains included in earnings before income taxes	0	(256)
Unrealized (losses) gains included in earnings before income taxes relating to net assets (liabilities) held at year end	0	0
Level III | Non-hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(153)	(147)	$ (435)
Market price changes	23	269
Change in foreign exchange rates	(10)	7
Transfers out of Level III(2)	0	0
Level III | Non-hedge | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	3	0
Level III | Non-hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(49)	(6)
Level III | Non-hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	27	18
Level III | Non-hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	0	0
Total (losses) gains included in earnings before income taxes	(32)	19
Unrealized (losses) gains included in earnings before income taxes relating to net assets (liabilities) held at year end	$ (9)	$ 288